Stock-based Compensation - Employee Stock Purchase Plan (Details) - Employee Stock - shares	Dec. 31, 2023	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	1,500,000	1,500,000
Shares purchased by employees (in shares)	0